As filed electronically with the Securities and Exchange Commission on
                       May 19, 2000 (File No. 333-35438)

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /


     Pre-Effective Amendment No. /__1__/ Post-Effective Amendment No. /____/


                                    IVY FUND
               (Exact Name of Registrant as Specified in Charter)

                           Via Mizner Financial Plaza
                      700 South Federal Highway - Suite 300
                            Boca Raton, Florida 33432
               (Address of Principal Executive Offices) (Zip Code)

                  Registrant's telephone number: (800) 777-6472

                                C. William Ferris
                      Mackenzie Investment Management Inc.
                           Via Mizner Financial Plaza
                      700 South Federal Highway - Suite 300
                            Boca Raton, Florida 33432
                     (Name and Address of Agent for Service)

                                 with copies to:

                             Joseph R. Fleming, Esq.
                             Dechert Price & Rhoads
                         Ten Post Office Square - South
                              Boston, MA 02109-4603

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after this Registration Statement is declared effective.

                      Title of Securities Being Registered:

             Shares of Beneficial Interest (no par value per share)

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

Part A: Information required in the Proxy Statement/Prospectus (relating to the acquisition of the assets of Ivy South America Fund by Ivy Developing Markets Fund) is incorporated by reference to Part A of the Registrant's Registration Statement on Form N-14, filed with the Commission on April 21, 2000.

Part          B:  Statement  of  Additional   Information  is   incorporated  by
              reference to Part B of the Registrant's Registration Statement on Form N-14, filed with the Commission on April 21, 2000.

                                     PART C.

                                OTHER INFORMATION

Item 15. Indemnification.

         A policy of insurance covering Ivy Management, Inc. and Ivy Fund (the "Trust" or the "Registrant") will insure the Registrant's trustees and officers and others against liability arising by reason of an actual or alleged breach of duty, neglect, error, misstatement, misleading statement, omission or other negligent act.

     Reference is made to Article VIII of the Registrant's Amended and Restated Declaration of Trust dated December 10, 1992 (incorporated by reference to Post-Amendment No. 71 to the Trust's Registration Statement on Form N-1A, File No. 2-17613 (the "Registration Statement")).

Item 16. Exhibits.

(1) (a) Amended and Restated Declaration of Trust dated December 10, 1992 (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (b) Redesignation of Shares of Beneficial Interest and Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest (No Par Value) (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (c) Amendment to Amended and Restated Declaration of Trust (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (d) Amendment to Amended and Restated Declaration of Trust (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (e) Establishment and Designation of Additional Series (Ivy Emerging Growth Fund) (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (f) Redesignation of Shares (Ivy Growth with Income Fund--Class A) and Establishment and Designation of Additional Class (Ivy Growth with Income Fund--Class C) (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (g) Redesignation of Shares (Ivy Emerging Growth Fund--Class A, Ivy Growth Fund--Class A and Ivy International Fund--Class A) (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (h)  Establishment  and Designation of Additional  Series (Ivy China Region
          Fund) (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (i) Establishment and Designation of Additional Class (Ivy China Region Fund--Class B, Ivy Emerging Growth Fund--Class B, Ivy Growth Fund--Class B, Ivy Growth with Income Fund--Class B and Ivy International Fund--Class B) (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (j) Establishment and Designation of Additional Class (Ivy International Fund--Class I) (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (k) Establishment and Designation of Series and Classes (Ivy Latin American Strategy Fund--Class A and Class B, Ivy New Century Fund--Class A and Class B) (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (l) Establishment and Designation of Series and Classes (Ivy International Bond Fund--Class A and Class B) (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (m) Establishment and Designation of Series and Classes (Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, Ivy Short-Term US Government Securities Fund (now known as Ivy Short-Term Bond Fund) -- Class A and Class B) (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (n) Redesignation of Ivy Short-Term U.S. Government Securities Fund as Ivy Short-Term Bond Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (o) Redesignation of Shares (Ivy Money Market Fund--Class A and Ivy Money Market Fund--Class B) (incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement).

     (p) Form of Establishment and Designation of Additional Class (Ivy Bond Fund--Class C; Ivy Canada Fund--Class C; Ivy China Region Fund--Class C; Ivy Emerging Growth Fund--Class C; Ivy Global Fund--Class C; Ivy Growth Fund--Class C; Ivy Growth with Income Fund--Class C; Ivy International Fund--Class C; Ivy Latin America Strategy Fund--Class C; Ivy International Bond Fund--Class C; Ivy Money Market Fund--Class C; Ivy New Century Fund--Class C) (incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement).

     (q) Establishment and Designation of Series and Classes (Ivy Global Science & Technology Fund--Class A, Class B, Class C and Class I) (incorporated by reference to Post-Effective Amendment No. 86 to the Registration Statement).

     (r) Establishment and designation of Series and Classes (Ivy Global Natural Resources Fund--Class A, Class B and Class C; Ivy Asia Pacific Fund--Class A, Class B and Class C; Ivy International Small Companies Fund--Class A, Class B, Class C and Class I) (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

     (s) Establishment and designation of Series and Classes (Ivy Pan-Europe Fund--Class A, Class B and Class C) (incorporated by reference to Post-Effective Amendment No. 92 to the Registration Statement).

     (t) Establishment and designation of Series and Classes (Ivy International Fund II--Class A, Class B, Class C and Class I) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

     (u) Form of Establishment and Designation of Additional Class (Ivy Asia Pacific Fund--Advisor Class; Ivy Bond Fund--Advisor Class; Ivy Canada Fund--Advisor Class; Ivy China Region Fund--Advisor Class; Ivy Emerging Growth Fund--Advisor Class; Ivy Global Fund--Advisor Class; Ivy Global Natural Resources Fund--Advisor Class; Ivy Global Science & Technology Fund--Advisor Class; Ivy Growth Fund--Advisor Class; Ivy Growth with Income Fund--Advisor Class; Ivy International Bond Fund--Advisor Class; Ivy International Fund II--Advisor Class; Ivy International Small Companies Fund--Advisor Class; Ivy Latin America Strategy Fund--Advisor Class; Ivy New Century Fund--Advisor Class; Ivy Pan-Europe Fund--Advisor Class) (incorporated by reference to Post-Effective Amendment No. 96 to the Registration Statement).

     (v) Redesignations of Series and Classes (Ivy Emerging Growth Fund redesignated as Ivy US Emerging Growth Fund; Ivy New Century Fund redesignated as Ivy Developing Nations Fund; and, Ivy Latin America Strategy Fund redesignated as Ivy South America Fund) (incorporated by reference to Post-Effective Amendment No. 97 to the Registration Statement).

     (w) Redesignation of Series and Classes and Establishment and Designation of Additional Class (Ivy International Bond Fund redesignated as Ivy High Yield Fund; Class I shares of Ivy High Yield Fund established) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

     (x) Establishment and designation of Series and Classes (Ivy US Blue Chip Fund--Class A, Class B, Class C, Class I and Advisor Class) (incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement).

     (y) Redesignation of Series and Classes (Ivy High Yield Fund redesignated as Ivy International Strategic Bond Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

     (z) Establishment and designation of Series and Classes (Ivy European Opportunities Fund -- Class A, Class B, Class C, Class I and Advisor Class) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

     (aa) Establishment and designation of Series and Classes (Ivy Cundill Value Fund -- Class A, Class B, Class C, Class I and Advisor Class) (incorporated by reference to Post-Effective Amendment No. 113 to the Registration Statement).

     (bb) Establishment and designation of Series and Classes Ivy Next Wave Internet Fund -- Class A, Class B, Class C, Class I and Advisor Class) (incorporated by reference to Post-Effective Amendment No. 113 to the Registration Statement).

(2) (a) By-Laws, as amended (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

(3)       Not applicable.

(4) Form of Agreement and Plan of Reorganization, filed as Exhibit A to Part A of Registrant's Registration Statement on Form N-14 and incorporated by reference herein.

(5) (a) Specimen Securities for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund (incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement).

     (b) Specimen Security for Ivy Emerging Growth Fund (incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement).

     (c) Specimen Security for Ivy China Region Fund (incorporated by reference to Post-Effective Amendment No. 74 to the Registration Statement).

     (d) Specimen Security for Ivy Latin American Strategy Fund (incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement).

     (e) Specimen Security for Ivy New Century Fund (incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement).

     (f) Specimen Security for Ivy International Bond Fund (incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement).

     (g) Specimen Securities for Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, and Ivy Short-Term U.S. Government Securities Fund (incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement).

(6) (a) Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. and Supplements for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (b)  Subadvisory  Contract by and among Ivy Fund, Ivy Management,  Inc. and
          Boston  Overseas   Investors,   Inc   (incorporated  by  reference  to
          Post-Effective Amendment No. 102 to the Registration Statement).

     (c) Assignment Agreement relating to Subadvisory Contract (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (d) Business Management and Investment Advisory Agreement Supplement for Ivy Emerging Growth Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (e) Business Management and Investment Advisory Agreement Supplement for Ivy China Region Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (f) Business Management and Investment Advisory Supplement for Ivy Latin America Strategy Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (g) Business Management and Investment Advisory Agreement Supplement for Ivy New Century Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (h)  Business Management and Investment  Advisory Agreement  Supplement for
          Ivy   International   Bond  Fund   (incorporated   by   reference   to
          Post-Effective Amendment No. 102 to the Registration Statement).

     (i) Business Management and Investment Advisory Agreement Supplement for Ivy Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (j)  Master  Business  Management   Agreement  between  Ivy  Fund  and  Ivy
          Management, Inc (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (k) Supplement to Master Business Agreement between Ivy Fund and Ivy Management, Inc (Ivy Canada Fund) (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (l) Investment Advisory Agreement between Ivy Fund and Mackenzie Financial Corporation (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (m) Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy Global Science & Technology Fund) (incorporated by reference to Post-Effective Amendment No. 86 to the Registration Statement).

     (n) Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy Asia Pacific Fund and Ivy International Small Companies Fund) (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

     (o) Form of Supplement to Master Business Management Agreement between Ivy Fund and Ivy Management, Inc (Ivy Global Natural Resources Fund) (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

     (p) Form of Supplement to Investment Advisory Agreement between Ivy Fund and Mackenzie Financial Corporation (Ivy Global Natural Resources
          Fund) (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

     (q) Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy Pan-Europe Fund) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

     (r) Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy International Fund II) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

     (s) Addendum to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

     (t) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy High Yield
          Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

     (u) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy US Blue Chip
          Fund) (incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement).

     (v) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy International Strategic Bond Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

     (w) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy European Opportunities Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

     (x) Subadvisory Agreement between Ivy Management, Inc. and Henderson Investment Management Limited (Ivy International Small Companies Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

     (y) Amendment to Subadvisory Agreement between Ivy Management, Inc. and Henderson Investment Management Limited (Ivy European Opportunities
          Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

     (z) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement).

     (aa) Subadvisory Agreement between Ivy Management, Inc. and Peter Cundill & Associates, Inc (Ivy Cundill Value Fund) (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement).

(7) (a) Dealer Agreement, as amended (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (b) Amended and Restated Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (c) Addendum to Amended and Restated Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (d) Addendum to Amended and Restated Distribution Agreement (Ivy Money Market Fund--Class A and Class B) (incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement).

     (e)  Form of Addendum to Amended and Restated Distribution Agreement (Class
          C) (incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement).

     (f) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Global Science & Technology Fund--Class A, Class B, Class C and Class
          I) (incorporated by reference to Post-Effective Amendment No. 86 to the Registration Statement).

     (g) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Global Natural Resources Fund--Class A, Class B and Class C; Ivy Asia Pacific Fund--Class A, Class B and Class C; Ivy International Small Companies Fund--Class A, Class B, Class C, and Class I) (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

     (h) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Pan-Europe Fund--Class A, Class B and Class C) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

     (i) Form of Addendum to Amended and Restated Distribution Agreement (Ivy International Fund II--Class A, Class B, Class C and Class I) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

     (j) Form of Addendum to Amended and Restated Distribution Agreement (Advisor Class) (incorporated by reference to Post-Effective Amendment No. 96 to the Registration Statement).

     (k)  Addendum  to  Amended  and  Restated   Distribution   Agreement   (Ivy
          Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

     (l) Addendum to Amended and Restated Distribution Agreement (Ivy High Yield Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

     (m) Addendum to Amended and Restated Distribution Agreement (Ivy US Blue Chip Fund) (incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement).

     (n)  Addendum  to  Amended  and  Restated   Distribution   Agreement   (Ivy
          International Strategic Bond Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

     (o) Addendum to Amended and Restated Distribution Agreement (Ivy European Opportunities Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

     (p) Amended and Restated Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

     (q) Addendum to Amended and Restated Distribution Agreement (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement).

(8)       Not applicable.

(9)   (a) Custodian Agreement between Ivy Fund and Brown Brothers Harriman &
          Co (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (b)  Foreign  Custody  Manager  Delegation  Agreement  between Ivy Fund and
          Brown   Brothers   Harriman  &  Co   (incorporated   by  reference  to
          Post-Effective Amendment No. 110 to the Registration Statement).

(10) (a) Amended and Restated Distribution Plan for Class A shares of Ivy China Region Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Emerging Growth Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (b) Distribution Plan for Class B shares of Ivy China Region Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Emerging Growth Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (c) Distribution Plan for Class C Shares of Ivy Growth with Income Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (d) Form of Rule 12b-1 Related Agreement (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (e) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (f)  Supplement  to   Distribution   Plan  for  Ivy  Fund  Class  B  Shares
          (incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement).

     (g) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement).

     (h)  Supplement  to   Distribution   Plan  for  Ivy  Fund  Class  B  Shares
          (incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement).

     (i) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement).

     (j)  Supplement  to   Distribution   Plan  for  Ivy  Fund  Class  B  Shares
          (incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement).

     (k) Form of Supplement to Distribution Plan for Ivy Growth with Income Fund Class C Shares (Redesignation as Class D Shares) (incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement).

     (l) Form of Distribution Plan for Class C shares of Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy
          Global  Fund,  Ivy Growth  Fund,  Ivy Growth  with  Income  Fund,  Ivy
          International Fund, Ivy International Bond Fund, Ivy Latin America Strategy Fund and Ivy New Century Fund (incorporated by reference to Post-Effective Amendment No. 85 to the Registration Statement).

     (m) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Global Science & Technology Fund) (incorporated by reference to Post-Effective Amendment No. 87 to the Registration Statement).

     (n) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy Global Science & Technology Fund) (incorporated by reference to Post-Effective Amendment No. 87 to the Registration Statement).

     (o) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Global Science & Technology Fund) (incorporated by reference to Post-Effective Amendment No. 87 to the Registration Statement).

     (p) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund)
          (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

     (q) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy
          International Small Companies Fund) (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

     (r) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy
          International Small Companies Fund) (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

     (s) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Pan-Europe Fund) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

     (t) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy Pan-Europe Fund) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

     (u) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Pan-Europe Fund) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

     (v) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy International Fund II) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

     (w)  Form of  Supplement to  Distribution  Plan for Ivy Fund Class B Shares
          (Ivy   International   Fund  II)   (incorporated   by   reference   to
          Post-Effective Amendment No. 94 to the Registration Statement).

     (x)  Form of  Supplement to  Distribution  Plan for Ivy Fund Class C Shares
          (Ivy   International   Fund  II)   (incorporated   by   reference   to
          Post-Effective Amendment No. 94 to the Registration Statement).

     (y) Amendment to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

     (z) Amendment to Distribution Plan for Ivy Fund Class B Shares (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

     (aa) Amendment to Distribution Plan for Ivy Fund Class C Shares (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

     (bb) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy High Yield Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

     (cc) Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy High Yield Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

     (dd) Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy High Yield Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

     (ee) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy US Blue Chip Fund) (incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement).

     (ff) Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy US Blue Chip Fund) (incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement).

     (gg) Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy US Blue Chip Fund) (incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement).

     (hh) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy International Strategic Bond Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

     (ii) Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy International Strategic Bond Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

     (jj) Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy International Strategic Bond Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

     (kk) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy European Opportunities Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

     (ll) Supplement  to  Distribution  Plan  for Ivy Fund  Class B Shares  (Ivy
          European   Opportunities   Fund)   (incorporated   by   reference   to
          Post-Effective Amendment No. 110 to the Registration Statement).

     (mm) Supplement  to  Distribution  Plan  for Ivy Fund  Class C Shares  (Ivy
          European   Opportunities   Fund)   (incorporated   by   reference   to
          Post-Effective Amendment No. 110 to the Registration Statement).

     (nn) Form of Amended and Restated Distribution Plan For Ivy Fund Class B Shares (incorporated by reference to Post-Effective Amendment No. 107 to the Registration Statement).

     (oo) Amended and Restated Distribution Plan for Ivy Fund Class A Shares (incorporated by reference to Post-Effective Amendment No. 111 to the Registration Statement).

     (pp) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Cundill Value Fund and Ivy Next Wave Internet
          Fund) (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement).

     (qq) Supplement to Amended and Restated Distribution Plan for Ivy Fund Class B Shares (Ivy Cundill Value Fund and Ivy Next Wave Internet
          Fund) (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement).

     (rr) Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement).

     (ss) Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement).

     (tt) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment No. 85 to the Registration Statement).

     (uu) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment No. 87 to the Registration Statement).

     (vv) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

     (ww) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment No. 92 to the Registration Statement).

     (xx) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

     (yy) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment No. 96 to the Registration Statement).

     (zz) Amended and  Restated  Plan  adopted  pursuant to Rule 18f-3 under the
          Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment Nos. 98 and 99 to the Registration Statement).

     (aaa)Amended and  Restated  Plan  adopted  pursuant to Rule 18f-3 under the
          Investment   Company  Act  of  1940   (incorporated  by  reference  to
          Post-Effective Amendment No. 101 to the Registration Statement).

     (bbb)Amended and  Restated  Plan  adopted  pursuant to Rule 18f-3 under the
          Investment   Company  Act  of  1940   (incorporated  by  reference  to
          Post-Effective Amendment No. 110 to the Registration Statement).

     (ccc)Amended and  Restated  Plan  adopted  pursuant to Rule 18f-3 under the
          Investment   Company  Act  of  1940   (incorporated  by  reference  to
          Post-Effective Amendment No. 114 to the Registration Statement).

(11) Opinion and consent of Dechert Price & Rhoads, filed with Registrant's Registration Statement on Form N-14 and incorporated by reference herein.

(12) Form of opinion and consent of Dechert Price & Rhoads supporting the tax matters and consequences to shareholders discussed in the Prospectus, filed with Registrant's Registration Statement on Form N-14 and incorporated by reference herein.

(13) (a) Master Administrative Services Agreement between Ivy Fund and Mackenzie Investment Management Inc. and Supplements for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (b)  Addendum  to  Administrative  Services  Agreement  Supplement  for Ivy
          International   Fund  (incorporated  by  reference  to  Post-Effective
          Amendment No. 102 to the Registration Statement).

     (c) Administrative Services Agreement Supplement for Ivy Emerging Growth Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (d) Administrative Services Agreement Supplement for Ivy Money Market Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (e) Administrative Services Agreement Supplement for Ivy China Region Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (f)  Administrative Services Agreement Supplement for Class I Shares of Ivy
          International   Fund  (incorporated  by  reference  to  Post-Effective
          Amendment No. 102 to the Registration Statement).

     (g) Master Fund Accounting Services Agreement between Ivy Fund and Mackenzie Investment Management Inc. and Supplements for Ivy Growth Fund, Ivy Emerging Growth Fund and Ivy Money Market Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (h) Fund Accounting Services Agreement Supplement for Ivy Growth with Income Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (i) Fund Accounting Services Agreement Supplement for Ivy China Region Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (j) Transfer Agency and Shareholder Services Agreement between Ivy Fund and Ivy Management, Inc (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (k)  Addendum  to  Transfer  Agency  and  Shareholder   Services  Agreement
          (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (l)  Assignment  Agreement  relating  to  Transfer  Agency and  Shareholder
          Services  Agreement   (incorporated  by  reference  to  Post-Effective
          Amendment No. 102 to the Registration Statement).

     (m) Administrative Services Agreement Supplement for Ivy Latin America Strategy Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (n) Administrative Services Agreement Supplement for Ivy New Century Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (o) Fund Accounting Services Agreement Supplement for Ivy Latin America Strategy Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (p) Fund Accounting Services Agreement Supplement for Ivy New Century Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (q)  Addendum  to  Transfer  Agency  and  Shareholder   Services  Agreement
          (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (r) Administrative Services Agreement Supplement for Ivy International Bond Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (s) Fund Accounting Services Agreement Supplement for International Bond Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (t)  Addendum  to  Transfer  Agency  and  Shareholder   Services  Agreement
          (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (u)  Addendum  to  Transfer  Agency  and  Shareholder   Services  Agreement
          (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (v) Administrative Services Agreement Supplement for Ivy Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (w) Fund Accounting Services Agreement Supplement for Ivy Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

     (x) Form of Administrative Services Agreement Supplement (Class C) for Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Bond Fund, Ivy Latin America Strategy Fund, Ivy Money Market Fund and Ivy New Century Fund (incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement).

     (y) Form of Addendum to Transfer Agency and Shareholder Services Agreement (Class C) (incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement).

     (z) Form of Administrative Services Agreement Supplement for Ivy Global Science & Technology Fund (incorporated by reference to Post-Effective Amendment No. 86 to the Registration Statement).

     (aa) Form of Fund Accounting Services Agreement Supplement for Ivy Global Science & Technology Fund (incorporated by reference to Post-Effective Amendment No. 86 to the Registration Statement).

     (bb) Form of Addendum to Transfer Agency and Shareholder Services Agreement for Ivy Global Science & Technology Fund (incorporated by reference to Post-Effective Amendment No. 86 to the Registration Statement).

     (cc) Form of Administrative Services Agreement Supplement for Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

     (dd) Form of Fund Accounting Services Agreement Supplement for Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

     (ee) Form of Addendum to Transfer Agency and Shareholder Services Agreement for Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

     (ff) Form  of  Administrative   Services   Agreement   Supplement  for  Ivy
          Pan-Europe Fund (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

     (gg) Form  of  Fund  Accounting  Services  Agreement   Supplement  for  Ivy
          Pan-Europe Fund (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

     (hh) Form of Addendum to Transfer Agency and Shareholder Services Agreement for Ivy Pan-Europe Fund (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

     (ii) Form  of  Administrative   Services   Agreement   Supplement  for  Ivy
          International Fund II (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

     (jj) Form  of  Fund  Accounting  Services  Agreement   Supplement  for  Ivy
          International Fund II (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

     (kk) Form of Addendum to Transfer Agency and Shareholder Services Agreement
          for  Ivy   International   Fund  II   (incorporated  by  reference  to
          Post-Effective Amendment No. 94 to the Registration Statement).

     (ll) Form of Administrative Services Agreement Supplement (Advisor Class) for Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Bond Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy Latin America Strategy Fund, Ivy New Century Fund and Ivy Pan-Europe Fund (incorporated by reference to Post-Effective Amendment No. 96 to the Registration Statement).

     (mm) Form of Addendum to Transfer Agency and Shareholder Services Agreement (Advisor Class) (incorporated by reference to Post-Effective Amendment No. 96 to the Registration Statement).

     (nn) Addendum to Administrative Services Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

     (oo) Addendum to Fund Accounting Services Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

     (pp) Addendum to Transfer Agency and Shareholder Services Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund, Ivy High Yield Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

     (qq) Addendum to Fund Accounting Services Agreement (Ivy High Yield Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

     (rr) Addendum to Administrative Services Agreement (Ivy High Yield Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

     (ss) Amended Addendum to Transfer Agency and Shareholder Services Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund, Ivy High Yield Fund) (incorporated by reference to Post-Effective Amendment Nos. 98 and 99 to the Registration Statement).

     (tt) Addendum to Transfer Agency and Shareholder Services Agreement (Ivy US Blue Chip Fund) (incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement).

     (uu) Addendum to Fund Accounting Services Agreement (Ivy US Blue Chip Fund) (incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement).

     (vv) Addendum to Administrative Services Agreement (Ivy US Blue Chip Fund) (incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement).

     (ww) Addendum to Transfer Agency and Shareholder Services Agreement (Ivy International Strategic Bond Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

     (xx) Addendum to Fund Accounting Services Agreement (Ivy International Strategic Bond Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

     (yy) Addendum to Administrative Services Agreement (Ivy International Strategic Bond Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

     (zz) Addendum to Transfer  Agency and Shareholder  Services  Agreement (Ivy
          European   Opportunities   Fund)   (incorporated   by   reference   to
          Post-Effective Amendment No. 110 to the Registration Statement).

     (aaa)Addendum  to  Fund   Accounting   Services   Agreement  (Ivy  European
          Opportunities Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

     (bbb)Addendum  to   Administrative   Services   Agreement   (Ivy   European
          Opportunities Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

     (ccc)Addendum to Transfer Agency and Shareholder Services Agreement (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement).

     (ddd)Addendum to Fund Accounting Services Agreement (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement)..

     (eee)Addendum to Administrative Services Agreement (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement).

(14) Opinions and consent of independent certified public accountants, filed with Registrant's Registration Statement on Form N-14 and incorporated by reference herein.

(15)     Not applicable.

(16) Powers of Attorney, filed with Registrant's Registration Statement on Form N-14 and incorporated by reference herein.

(17)      Form of Proxy, filed herewith.

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file, by post-effective amendment within a reasonable time after its receipt, an opinion of counsel supporting the tax consequences of the proposed reorganization.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 has been signed on behalf of the Registrant in the City of Boston and Commonwealth of Massachusetts on the 19th day of May, 2000.

                                    IVY FUND

                                    /s/ James W. Broadfoot*
                                    By: James W. Broadfoot
                                        President

By:      /s/ Joseph R. Fleming
         Joseph R. Fleming, Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Pre-Effective Amendment No. 1 to Registrant's
Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                   Title                                       Date

/s/ John S. Anderegg, Jr.*   Trustee                                     5/19/00

/s/ Paul H. Broyhill*        Trustee                                     5/19/00

/s/ James W. Broadfoot*      Trustee And President                       5/19/00

/s/ Keith J. Carlson*        Trustee And Chairman                        5/19/00
                             (Chief Executive Officer)

/s/ Stanley Channick*        Trustee                                     5/19/00

/s/ C. William Ferris*       Treasurer (Chief                            5/19/00
                             Financial Officer)

/s/ Roy J. Glauber*          Trustee                                     5/19/00

/s/ Joseph G. Rosenthal*     Trustee                                     5/19/00

/s/ Richard N. Silverman*    Trustee                                     5/19/00

/s/ J. Brendan Swan*         Trustee                                     5/19/00

/s/ Dianne Lister*           Trustee                                     5/19/00

/s/ Edward M. Tighe*         Trustee                                     5/19/00

By:      /s/ Joseph R. Fleming
         Attorney-in-Fact

* Executed pursuant to Powers of Attorney, filed with Registrant's Registration Statement on Form N-14 on April 21, 2000.

                                 EXHIBIT INDEX


Exhibit 17       Form of Proxy